ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Additional provision for doubtful debts	$ 376,000	$ 33,000	$ 588,000
Write-offs of provision for doubtful debts	$ 0	$ 33,000	$ 0